Prepaid expenses and deposits (Details) - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Prepaid Expenses And Deposits Details Abstract
Sundry receivables		$ 1,721	$ 2,190
Deposits, including utility, security deposits	27,140	1,612	54,693
Prepaid expenses and deposits	$ 12,347	$ 3,333	$ 56,883